Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows Used in Operating Activities
Net loss	$ (4,030,345)	$ (144,966)	$ (783,789)	$ (1,848,619)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,583	8,753
Accretion of debt discount on Streeterville December 2025 Note	75,000
Amortization of net debt discount on Streeterville March 2026 Note	90,804
Interest expense	14,554
Gain on extinguishment of debt	(14,554)
Share-based compensation under Maxim Letter Agreement	2,444,776
Unrealized loss/(gain) on foreign currency transactions	136,005	(539,284)	(526,576)	231,034
Loss on disposal of property and equipment	404
Depreciation and amortization			17,508	17,851
Changes in operating assets and liabilities:
Accounts receivable	(27)	(836)
Inventory	1,242	28,064	70,561	3,703
Prepaid expenses and other current assets	(180,860)	48,416	47,878	(44,201)
Accounts payable	473,509	(70,843)	(56,299)	(388,095)
Accrued expenses and other current liabilities	115,343	5,359	(9,082)	(20,694)
Interest payable – related party	72,387	107,288	(87,692)	87,692
Deferred revenue	(2,406)	1,244	3,223
Accounts receivable and other receivables			(250)	(11)
Net Cash Used in Operating Activities	(796,585)	(556,805)	(1,324,518)	(1,961,340)
Cash Flows From Investing Activities
Proceeds from the sale of property and equipment	685
Purchase of property and equipment				(1,286)
Net Cash Provided by Investing Activities	685			(1,286)
Cash From Financing Activities
Cash received from promissory notes from related party	336,408	536,000	1,007,000	1,890,000
Proceeds from issuance of Streeterville March 2026 Convertible Note	500,000
Cash received from advances from related party	19,000	20,000	20,600	79,795
Cash paid for promissory notes from related party	(128,568)		(104,883)
Cash paid for advances from related party		(46,250)	(100,395)
Proceeds from issuance of warrants under Securities Purchase Agreement	1,250
Proceeds from issuance of common stock under Securities Purchase Agreement	1,438
Cash received from promissory notes			500,000
Net Cash Provided by Financing Activities	729,528	509,750	1,322,322	1,969,795
Effect of Foreign Exchange Rate on Changes on Cash	(5,100)	18,341	17,376	(7,175)
Net Increase (Decrease) in Cash and Cash Equivalents	(71,472)	(28,714)	15,180	(6)
Cash and cash equivalents – beginning of the period	87,463	72,283	72,283	72,289
Cash and cash equivalents – end of the period	15,991	43,569	87,463	72,283
Supplemental disclosure of cash flow information:
Interest – related party	71,433		326,572
Income taxes
Non-cash financing activities:
Extinguishment of Streeterville December 2025 Note	500,000
Fair value of Note Warrants issued in connection with March 2026 Convertible Note	585,402
Constructive payment made to related party on behalf of the Company	19,000	20,000	20,600	79,795
Retirement of fixed assets for no consideration		38,798	$ 38,798
Exchange of common stock for preferred stock under the Exchange Agreement	$ 2,500